Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Common Stock		Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	(Accumulated Deficit) Retained Earnings
Common shares outstanding, beginning balance (in shares) at Dec. 31, 2021	[1]		1,258,971,590
Balance, beginning of the year at Dec. 31, 2021		$ 11,133	$ 8,040		$ 161	$ (6)	$ 2,938
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		3,126,869	3,126,869	[1]
Exercise of stock options		$ 17	$ 34		(17)
Stock-based compensation		549			549
Vesting of restricted share units (in shares)	[1]		7,380,507
Vesting of restricted share units		0	$ 471		(471)
Issuance of the Founder share (in shares)	[1]		1
Issuance of shares related to business acquisitions (in shares)	[1]		5,649,600
Issuance of shares related to business acquisitions		10	$ 202		(192)
Net income and comprehensive income (loss) for the year		(3,470)				(10)	(3,460)
Common shares outstanding, ending balance (in shares) at Dec. 31, 2022	[1]		1,275,128,567
Balance, end of the year at Dec. 31, 2022		$ 8,239	$ 8,747		30	(16)	(522)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		3,915,216	3,915,216	[1]
Exercise of stock options		$ 60	$ 109		(49)
Stock-based compensation		615			615
Vesting of restricted share units (in shares)	[1]		7,288,043
Vesting of restricted share units		0	$ 335		(335)
Issuance of shares related to business acquisitions (in shares)	[1]		238,468
Issuance of shares related to business acquisitions		0	$ 10		(10)
Net income and comprehensive income (loss) for the year		152				20	132
Common shares outstanding, ending balance (in shares) at Dec. 31, 2023	[1]		1,286,570,294
Balance, end of the year at Dec. 31, 2023		$ 9,066	$ 9,201		$ 251	$ 4	$ (390)

[1]	Share amounts as of December 31, 2021 have been retrospectively adjusted to reflect the share split ("Share Split") effected in June 2022. See Note 20 for details.